Segment Reporting	6 Months Ended
Jun. 30, 2015
Segment Reporting [Abstract]
Segment Reporting
3.	Segment Reporting

The following table includes results for the Partnership’s segments for the periods presented in these financial statements.

	Three Months Ended June 30,
	2015			2014
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Voyage revenues	77,466	21,142	98,608	77,602	23,721	101,323
Voyage expenses	—	(373)	(373)	(705)	(462)	(1,167)
Vessel operating expenses	(16,127)	(7,975)	(24,102)	(14,746)	(9,574)	(24,320)
Depreciation and amortization	(18,004)	(5,205)	(23,209)	(17,888)	(5,642)	(23,530)
General and administrative (i)	(5,514)	(1,554)	(7,068)	(4,460)	(1,794)	(6,254)

Income from vessel operations	37,821	6,035	43,856	39,803	6,249	46,052

Equity income	29,002	—	29,002	32,924	—	32,924

	Six Months Ended June 30,
	2015			2014
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Voyage revenues	153,400	42,534	195,934	152,566	50,247	202,813
Voyage expenses	—	(691)	(691)	(1,528)	(972)	(2,500)
Vessel operating expenses	(30,433)	(15,303)	(45,736)	(29,460)	(19,116)	(48,576)
Depreciation and amortization	(36,310)	(10,468)	(46,778)	(36,001)	(11,639)	(47,640)
General and administrative (i)	(10,839)	(2,937)	(13,776)	(9,208)	(3,454)	(12,662)

Income from vessel operations	75,818	13,135	88,953	76,369	15,066	91,435

Equity income	47,060	—	47,060	53,297	—	53,297

(i)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

A reconciliation of total segment assets to total assets presented in the consolidated balance sheets is as follows:

	June 30, 2015 $	December 31, 2014 $
Total assets of the liquefied gas segment	3,498,003	3,395,759
Total assets of the conventional tanker segment	370,728	381,838
Unallocated:
Cash and cash equivalents	106,991	159,639
Accounts receivable and prepaid expenses	18,574	15,240
Advances to affiliates	10,714	11,942

Consolidated total assets	4,005,010	3,964,418